PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 230,386		$ 216,210
Accumulated depreciation	145,017	[1]	129,019	[1]
Depreciation cost	85,369		87,191
Buildings And Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	92,267		92,087
Computers, Software And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	63,290		59,282
Equipment Leased To Others [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	63,128		54,684
Accumulated depreciation	58,623		51,374
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,524		7,245
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	506		523
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,671		$ 2,389

[1]	The accumulated depreciation of equipment leased to others as of December 31, 2013 and 2012 is $ 58,623 and $ 51,374, respectively.